CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands	Total	Share capital [Member]		Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Cost of Company shares held by subsidiaries [Member]	Accumulated deficit [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2010	$ 46,042	$ 52		$ 126,901	$ (1,537)	$ (12,044)	$ (68,388)	$ 1,058
Balance, shares at Dec. 31, 2010		5,930,048
Net loss	(32,467)						(32,376)	(91)
Stock-based compensation	1,208			1,208
Dividend to noncontrolling interest	(216)							(216)
Issuance of shares	1,028	4		1,024
Issuance of shares, shares		169,000
Vested RSUs			[1]	(2,589)		2,589
Vested RSUs, shares		211,930
Balance at Dec. 31, 2011	15,595	56		126,544	(1,537)	(9,455)	(100,764)	751
Balance, shares at Dec. 31, 2011		6,310,978
Net loss	(10,865)						(11,040)	175
Sale of subsidiary	(979)							(979)
Stock-based compensation	1,408			1,408
Conversions of loans to equity	9,599	36		9,563
Conversions of loans to equity, shares		3,678,392
Exercise of warrants	282		[1]	282
Exercise of warrants, shares		76,758
Vested RSUs		5		(2,744)		2,739
Vested RSUs, shares		482,642
Balance at Sep. 30, 2012	$ 15,040	$ 96		$ 135,053	$ (1,537)	$ (6,716)	$ (111,804)	$ (53)
Balance, shares at Sep. 30, 2012		10,548,770

[1]	Less than $1 thousand.